SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic And Diluted Net Loss (Detail) - Common Class A [Member] - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Significant Accounting Policies [Line Items]
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	269,481,487
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	0	72,511,760
Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	341,993,247
Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	0